Investments and interests in other entities (Tables)	12 Months Ended
Dec. 31, 2019
Investments and interests in other entities.
Summary of Investment and Interests in Other Entities

(i)   Investments and interests in other entities

Reconciliation of carrying amount:

	2019				2018
	WPensar	Geekie	Nave	Total	Total
At beginning of the period	3,237	8,625	—	11,862	12,654
Capital contributions	—	10,000	4,200	14,200	—
Acquisition from a minority shareholder	—	27,653	—	27,653	—
Gain of changes in ownership	—	319	—	319	—
Share of loss of equity-accounted investees	(188)	(1,072)	(540)	(1,800)	(792)
Consolidation on the acquisition of control	—	—	(3,660)	(3,660)	—
At end of the period	3,049	45,525	—	48,574	11,862

Percentage of ownership	25.0%	37.5%	51.0%

Summary of Financial Information of Associates and Joint Venture

(ii)   Selected financial information for associates and joint ventures

	Geekie	WPensar
December 31, 2019
Current assets	8,444	1,619
Non-current assets	17,983	1,687
Current liabilities	5,042	268
Non-current liabilities	10,964	1,240
Equity	10,421	1,798
Net revenue	14,266	4,200
Costs and expenses (*)	(25,848)	(3,985)
Profit (loss) for the year	(11,582)	215
December 31, 2018
Current assets	5,215	1,625
Non-current assets	12,174	1,414
Current liabilities	7,681	286
Non-current liabilities	—	1,170
Equity	9,708	1,583
Net revenue	11,084	3,965
Costs and expenses (*)	(18,299)	(4,015)
Loss for the year	(7,215)	(50)
December 31, 2017
Current assets	8,937	1,615
Non-current assets	11,503	1,394
Current liabilities	5,276	284
Non-current liabilities	—	1,091
Equity	15,164	1,634
Net revenue	14,329	3,687
Costs and expenses (*)	(15,865)	(3,598)
Profit (loss) for the year	(1,536)	89

(*)   Comprise costs, selling and administrative expenses, finance result, other expenses and income tax and social contribution.